OTHER LONG-TERM ASSETS - Schedule of other long-term assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Assets, Noncurrent Disclosure [Abstract]
Investment in non-marketable securities	$ 0	$ 166
Deferred transaction costs	0	371
Other long-term assets	$ 0	$ 537